Stockholders' Equity and Stock Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended			9 Months Ended	0 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012 Employee	Dec. 31, 2011	Sep. 30, 2013	Apr. 21, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to unvested restricted stock	$ 1,300,000		$ 1,300,000	$ 1,300,000
Unrecognized compensation cost expected to be recognized, recognition period of restricted stock		2 years 10 months 24 days	3 years 8 months 12 days
Total cash payments for incentive units			1,100,000
Total incremental compensation cost			800,000
Capitalized compensation cost			200,000
Reclassification adjustment recorded of deficit to additional paid in capital	29,300,000
Restricted stock, expected dividend yield			0.00%
Restricted stock, expected life (in years)			5 years	5 years	5 years
Recognized income tax benefit, restricted shares			0	0	0
Number of employees affected				2
Share-based compensation plan modification description			The modification amended the vesting period from the original 50% on the third and 50% on the fourth anniversaries, to immediate vesting of 100% of the shares.
Total incremental compensation costs			0	100,000	0
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of preferred yield entitled			9.00%			9.00%
Vest 50% upon reaching a total enterprise value of $1.4 billion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based vesting percentage, restricted shares			50.00%
Total enterprise value	1,400,000,000		1,400,000,000
Vest 50% upon reaching a total enterprise value of $1.8 billion [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based vesting percentage, restricted shares			50.00%
Total enterprise value	1,800,000,000		1,800,000,000
Software and Capitalized Software Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capitalized compensation cost			200,000	100,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested incentive units were converted to shares of restricted stock, conversion ratios			1:24
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested incentive units were converted to shares of restricted stock, conversion ratios			1:47
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to unvested restricted stock	$ 1,300,000	1,000,000	$ 1,300,000
Number of restricted stock converted into common stock							217,378
Conversion of units to shares	8,121,101
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of units to shares	45,708,573